Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Cash flow statement supplementary information	23Cash flow statement supplementary information

Accounting policies
Cash and cash equivalents
Cash and cash equivalents include all cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash. Bank overdrafts are included in borrowings in current liabilities.
Cash flow statements
The cash flow statement is prepared using the indirect method. Cash flows related to interest and tax are included in operating activities. Assets and liabilities acquired as part of a business combination are included in investing activities (net of cash acquired). Dividends paid to shareholders are included in financing activities.
Dividends received are included in operating activities.
Cash flows arising from transactions in a foreign currency are translated into the company’s functional currency using the exchange rate at the date of the cash flow. Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the hedged items. Cash flows from other derivative instruments are classified as investing cash flows.

Cash paid for leases
In 2025, gross lease payments of EUR 268 million (2024: EUR 252 million; 2023: EUR 271 million) included interest of EUR 38 million (2024: EUR 37 million; 2023: EUR 27 million).
Net cash used for derivatives and current financial assets
In 2025, a total of EUR 67 million cash was paid with respect to foreign exchange derivative contracts related to activities for liquidity management and with respect to the purchase and proceeds from current financial assets (2024: EUR 38 million inflow; 2023: EUR 46 million outflow).
Purchase and proceeds from non-current financial assets
In 2025, the net cash inflow was EUR 15 million. In 2024, the net cash outflow was EUR 66 million. In 2023, the net cash outflow was EUR 44 million.
Reconciliation of liabilities arising from financing activities
Certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items, principally because of the effects of translation differences and consolidation changes.
Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2024	Cash flow	Currency effects and consolidation changes	Other ¹	Balance as of December 31, 2025
Long term debt ²	7,546	448	(230)	267	8,032
EUR bonds	4,917	738	-	4	5,659
USD bonds	1,408	(120)	(154)	1	1,135
Leases	1,073	(169)	(76)	135	963
Forward contracts ³	148			127	274
Bank borrowings	1	(1)			1
Other long-term debt	-				-
Short term debt ²	92	(24)	(16)		53
Short-term bank borrowings	92	(24)	(16)	-	52
Other short-term loans	1	-			1
Equity	(554)	(317)		306	(565)
Dividend payable	-	(330)		330	-
Forward contracts ³	(143)	-		(125)	(267)
Treasury shares	(411)	13		101	(298)
Total		107
[1]Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities.
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans.
Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2023	Cash flow	Currency effects and consolidation changes	Other ¹	Balance as of December 31, 2024
Long term debt ²	7,567	(53)	107	(74)	7,546
EUR bonds	4,569	340		8	4,917
USD bonds	1,325		83	-	1,408
Leases	1,074	(192)	24	167	1,073
Forward contracts ³	396			(248)	148
Bank borrowings	203	(201)		(1)	1
Other long-term debt	-	-	-	-	-
Short term debt ²	122	(30)	1	-	92
Short-term bank borrowings	122	(31)	1		92
Other short-term loans	-	1	-	-	1
Equity	(656)	(413)		516	(554)
Dividend payable	-	(3)		3	-
Forward contracts ³	(394)	-		251	(143)
Treasury shares ⁴	(262)	(410)		262	(411)
Total		(496)
[1]Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities.
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans.
[4]Cash flow in 2024 includes withholding tax for share buyback amounting to EUR 41 million.